Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000003572 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000003572 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[1]
C000003572 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1]
C000003572 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000003572 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000003572 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1]
C000003572 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[1]
C000003572 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
C000003572 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000003572 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000003572 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000003572 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[1]
C000003574 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000003574 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[2]
C000003574 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[2]
C000003574 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000003574 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000003574 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[2]
C000003574 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[2]
C000003574 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[2]
C000003574 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000003574 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000003574 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[2]
C000003574 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[2]
C000003575 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000003575 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[3]
C000003575 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[3]
C000003575 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000003575 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000003575 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[3]
C000003575 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[3]
C000003575 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[3]
C000003575 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000003575 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000003575 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000003575 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[3]
C000176707 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000176707 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[4]
C000176707 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[4]
C000176707 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[4]
C000176707 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000176707 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[4]
C000176707 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[4]
C000176707 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[4]
C000176707 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000176707 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000176707 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000176707 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[4]
C000049901 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000049901 [Member] | Industrial Office REITS [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[5]
C000049901 [Member] | Retail REITS [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[5]
C000049901 [Member] | Residential REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[5]
C000049901 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[5]
C000049901 [Member] | Data Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[5]
C000049901 [Member] | Self Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[5]
C000049901 [Member] | Other REITS [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[5]
C000049901 [Member] | Specialty REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
C000049903 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000049903 [Member] | Industrial Office REITS [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[6]
C000049903 [Member] | Retail REITS [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[6]
C000049903 [Member] | Residential REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[6]
C000049903 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[6]
C000049903 [Member] | Data Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[6]
C000049903 [Member] | Self Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[6]
C000049903 [Member] | Other REITS [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[6]
C000049903 [Member] | Specialty REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[6]
C000049904 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
C000049904 [Member] | Industrial Office REITS [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[7]
C000049904 [Member] | Retail REITS [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[7]
C000049904 [Member] | Residential REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[7]
C000049904 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[7]
C000049904 [Member] | Data Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[7]
C000049904 [Member] | Self Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[7]
C000049904 [Member] | Other REITS [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[7]
C000049904 [Member] | Specialty REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
C000148854 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[8]
C000148854 [Member] | Industrial Office REITS [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[8]
C000148854 [Member] | Retail REITS [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[8]
C000148854 [Member] | Residential REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[8]
C000148854 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[8]
C000148854 [Member] | Data Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[8]
C000148854 [Member] | Self Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[8]
C000148854 [Member] | Other REITS [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[8]
C000148854 [Member] | Specialty REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[8]
C000049913 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[9]
C000049913 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%	[9]
C000049913 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[9]
C000049913 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[9]
C000049913 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[9]
C000049913 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000049913 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[9]
C000049913 [Member] | Securities Lending Collateral [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[9]
C000049913 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[9]
C000049912 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[10]
C000049912 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%	[10]
C000049912 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[10]
C000049912 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[10]
C000049912 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[10]
C000049912 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000049912 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[10]
C000049912 [Member] | Securities Lending Collateral [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[10]
C000049912 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[10]
C000119169 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[11]
C000119169 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%	[11]
C000119169 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[11]
C000119169 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[11]
C000119169 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[11]
C000119169 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000119169 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[11]
C000119169 [Member] | Securities Lending Collateral [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[11]
C000119169 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000176708 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[12]
C000176708 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%	[12]
C000176708 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[12]
C000176708 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[12]
C000176708 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[12]
C000176708 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[12]
C000176708 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[12]
C000176708 [Member] | Securities Lending Collateral [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[12]
C000176708 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[12]
C000049915 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[13]
C000049915 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[13]
C000049915 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[13]
C000049915 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[13]
C000049915 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[13]
C000049915 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[13]
C000049915 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[13]
C000049915 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[13]
C000049915 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[13]
C000049915 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[13]
C000049915 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[13]
C000049915 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[13]
C000049915 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[13]
C000049917 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[14]
C000049917 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[14]
C000049917 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[14]
C000049917 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[14]
C000049917 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[14]
C000049917 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[14]
C000049917 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[14]
C000049917 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[14]
C000049917 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[14]
C000049917 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[14]
C000049917 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[14]
C000049917 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[14]
C000049917 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[14]
C000081781 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[15]
C000081781 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[15]
C000081781 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[15]
C000081781 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[15]
C000081781 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[15]
C000081781 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[15]
C000081781 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[15]
C000081781 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[15]
C000081781 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[15]
C000081781 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[15]
C000081781 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[15]
C000081781 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[15]
C000081781 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[15]
C000148855 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[16]
C000148855 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[16]
C000148855 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[16]
C000148855 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[16]
C000148855 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[16]
C000148855 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[16]
C000148855 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[16]
C000148855 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[16]
C000148855 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[16]
C000148855 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[16]
C000148855 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[16]
C000148855 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[16]
C000148855 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[16]
C000049918 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[17]
C000049918 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[17]
C000049918 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[17]
C000049918 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[17]
C000049918 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[17]
C000049918 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[17]
C000049918 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[17]
C000049918 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[17]
C000049918 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[17]
C000049918 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[17]
C000049918 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[17]
C000049918 [Member] | Other includes short term investment and securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[17]
C000049920 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[18]
C000049920 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[18]
C000049920 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[18]
C000049920 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[18]
C000049920 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[18]
C000049920 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[18]
C000049920 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[18]
C000049920 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[18]
C000049920 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[18]
C000049920 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[18]
C000049920 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[18]
C000049920 [Member] | Other includes short term investment and securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[18]
C000049921 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[19]
C000049921 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[19]
C000049921 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[19]
C000049921 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[19]
C000049921 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[19]
C000049921 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[19]
C000049921 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[19]
C000049921 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[19]
C000049921 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[19]
C000049921 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[19]
C000049921 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[19]
C000049921 [Member] | Other includes short term investment and securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[19]
C000066828 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[20]
C000066828 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[20]
C000066828 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[20]
C000066828 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[20]
C000066828 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[20]
C000066828 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[20]
C000066828 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[20]
C000066828 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[20]
C000066828 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[20]
C000066828 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[20]
C000066828 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[20]
C000066828 [Member] | Other includes short term investment and securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[20]
C000176709 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[21]
C000176709 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[21]
C000176709 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[21]
C000176709 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[21]
C000176709 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[21]
C000176709 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[21]
C000176709 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[21]
C000176709 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[21]
C000176709 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[21]
C000176709 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[21]
C000176709 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[21]
C000176709 [Member] | Other includes short term investment and securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[21]
C000049922 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[22]
C000049922 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[22]
C000049922 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[22]
C000049922 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[22]
C000049922 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[22]
C000049922 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[22]
C000049922 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[22]
C000049923 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[23]
C000049923 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[23]
C000049923 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[23]
C000049923 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[23]
C000049923 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[23]
C000049923 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[23]
C000049923 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[23]
C000066829 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[24]
C000066829 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[24]
C000066829 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[24]
C000066829 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[24]
C000066829 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[24]
C000066829 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[24]
C000066829 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[24]
C000199804 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[25]
C000199804 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[25]
C000199804 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[25]
C000199804 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[25]
C000199804 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[25]
C000199804 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[25]
C000199804 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[25]
C000052537 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[26]
C000052537 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	76.00%	[26]
C000052537 [Member] | Affiliated Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[26]
C000052537 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[26]
C000052538 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[27]
C000052538 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	76.00%	[27]
C000052538 [Member] | Affiliated Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[27]
C000052538 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[27]
C000081785 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[28]
C000081785 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	76.00%	[28]
C000081785 [Member] | Affiliated Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[28]
C000081785 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[28]
C000235246 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[29]
C000235246 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	76.00%	[29]
C000235246 [Member] | Affiliated Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[29]
C000235246 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[29]
C000058006 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[30]
C000058006 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[30]
C000058006 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	87.00%	[30]
C000058006 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[30]
C000058006 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[30]
C000058006 [Member] | All other Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[30]
C000058006 [Member] | Service [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[30]
C000058006 [Member] | Gaming Leisure [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[30]
C000058006 [Member] | Food Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[30]
C000058006 [Member] | Manufacturing [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[30]
C000058006 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[30]
C000058006 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[30]
C000058006 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[30]
C000058007 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[31]
C000058007 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[31]
C000058007 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	87.00%	[31]
C000058007 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[31]
C000058007 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[31]
C000058007 [Member] | All other Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[31]
C000058007 [Member] | Service [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[31]
C000058007 [Member] | Gaming Leisure [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[31]
C000058007 [Member] | Food Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[31]
C000058007 [Member] | Manufacturing [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[31]
C000058007 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[31]
C000058007 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[31]
C000058007 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[31]
C000058008 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[32]
C000058008 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[32]
C000058008 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	87.00%	[32]
C000058008 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[32]
C000058008 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[32]
C000058008 [Member] | All other Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[32]
C000058008 [Member] | Service [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[32]
C000058008 [Member] | Gaming Leisure [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[32]
C000058008 [Member] | Food Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[32]
C000058008 [Member] | Manufacturing [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[32]
C000058008 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[32]
C000058008 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[32]
C000058008 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[32]
C000176710 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[33]
C000176710 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[33]
C000176710 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	87.00%	[33]
C000176710 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[33]
C000176710 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[33]
C000176710 [Member] | All other Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[33]
C000176710 [Member] | Service [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[33]
C000176710 [Member] | Gaming Leisure [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[33]
C000176710 [Member] | Food Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[33]
C000176710 [Member] | Manufacturing [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[33]
C000176710 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[33]
C000176710 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[33]
C000176710 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[33]
C000074732 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[34]
C000074732 [Member] | Industrial Office REITS [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[34]
C000074732 [Member] | Retail REITS [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[34]
C000074732 [Member] | Residential REITS [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[34]
C000074732 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[34]
C000074732 [Member] | Data Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[34]
C000074732 [Member] | Self Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[34]
C000074732 [Member] | Other REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[34]
C000074732 [Member] | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[34]
C000074733 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[35]
C000074733 [Member] | Industrial Office REITS [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[35]
C000074733 [Member] | Retail REITS [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[35]
C000074733 [Member] | Residential REITS [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[35]
C000074733 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[35]
C000074733 [Member] | Data Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[35]
C000074733 [Member] | Self Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[35]
C000074733 [Member] | Other REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[35]
C000074733 [Member] | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[35]
C000074734 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[36]
C000074734 [Member] | Industrial Office REITS [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[36]
C000074734 [Member] | Retail REITS [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[36]
C000074734 [Member] | Residential REITS [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[36]
C000074734 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[36]
C000074734 [Member] | Data Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[36]
C000074734 [Member] | Self Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[36]
C000074734 [Member] | Other REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[36]
C000074734 [Member] | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[36]
C000176711 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[37]
C000176711 [Member] | Industrial Office REITS [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[37]
C000176711 [Member] | Retail REITS [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[37]
C000176711 [Member] | Residential REITS [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[37]
C000176711 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[37]
C000176711 [Member] | Data Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[37]
C000176711 [Member] | Self Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[37]
C000176711 [Member] | Other REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[37]
C000176711 [Member] | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[37]
C000117511 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000117511 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	22.00%
C000117511 [Member] | LITHUANIA
Holdings [Line Items]
Percent of Total Investments	10.00%
C000117511 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	9.00%
C000117511 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%
C000117511 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.00%
C000117511 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000117511 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000117511 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000117511 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.00%
C000117511 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000117511 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.00%
C000117511 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000117511 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000117511 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000117511 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000117511 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	2.00%
C000117511 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.00%
C000117511 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.00%
C000117511 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.00%
C000117511 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.00%
C000117512 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[38]
C000117512 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	22.00%	[38]
C000117512 [Member] | LITHUANIA
Holdings [Line Items]
Percent of Total Investments	10.00%	[38]
C000117512 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	9.00%	[38]
C000117512 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%	[38]
C000117512 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.00%	[38]
C000117512 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.00%	[38]
C000117512 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%	[38]
C000117512 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.00%	[38]
C000117512 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.00%	[38]
C000117512 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%	[38]
C000117512 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.00%	[38]
C000117512 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.00%	[38]
C000117512 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.00%	[38]
C000117512 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.00%	[38]
C000117512 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.00%	[38]
C000117512 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	2.00%	[38]
C000117512 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.00%	[38]
C000117512 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.00%	[38]
C000117512 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.00%	[38]
C000117512 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.00%	[38]
C000117513 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[39]
C000117513 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	22.00%	[39]
C000117513 [Member] | LITHUANIA
Holdings [Line Items]
Percent of Total Investments	10.00%	[39]
C000117513 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	9.00%	[39]
C000117513 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%	[39]
C000117513 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.00%	[39]
C000117513 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.00%	[39]
C000117513 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%	[39]
C000117513 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.00%	[39]
C000117513 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.00%	[39]
C000117513 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%	[39]
C000117513 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.00%	[39]
C000117513 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.00%	[39]
C000117513 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.00%	[39]
C000117513 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.00%	[39]
C000117513 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.00%	[39]
C000117513 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	2.00%	[39]
C000117513 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.00%	[39]
C000117513 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.00%	[39]
C000117513 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.00%	[39]
C000117513 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.00%	[39]
C000148859 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[40]
C000148859 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	22.00%	[40]
C000148859 [Member] | LITHUANIA
Holdings [Line Items]
Percent of Total Investments	10.00%	[40]
C000148859 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	9.00%	[40]
C000148859 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%	[40]
C000148859 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.00%	[40]
C000148859 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.00%	[40]
C000148859 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%	[40]
C000148859 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	5.00%	[40]
C000148859 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.00%	[40]
C000148859 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%	[40]
C000148859 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.00%	[40]
C000148859 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.00%	[40]
C000148859 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.00%	[40]
C000148859 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.00%	[40]
C000148859 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.00%	[40]
C000148859 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	2.00%	[40]
C000148859 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.00%	[40]
C000148859 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.00%	[40]
C000148859 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.00%	[40]
C000148859 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.00%	[40]
C000133101 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[41]
C000133101 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[41]
C000133101 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[41]
C000133101 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[41]
C000133101 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[41]
C000133101 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[41]
C000133101 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[41]
C000133101 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[41]
C000133101 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[41]
C000133102 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[42]
C000133102 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[42]
C000133102 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[42]
C000133102 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[42]
C000133102 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[42]
C000133102 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[42]
C000133102 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[42]
C000133102 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[42]
C000133102 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[42]
C000133103 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[43]
C000133103 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[43]
C000133103 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[43]
C000133103 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[43]
C000133103 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[43]
C000133103 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[43]
C000133103 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[43]
C000133103 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[43]
C000133103 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[43]
C000215024 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[44]
C000215024 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[44]
C000215024 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[44]
C000215024 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[44]
C000215024 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[44]
C000215024 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[44]
C000215024 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[44]
C000215024 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[44]
C000215024 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[44]
C000173499 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[45]
C000173499 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[45]
C000173499 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[45]
C000173499 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[45]
C000173499 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[45]
C000173499 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[45]
C000173499 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[45]
C000173500 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[46]
C000173500 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[46]
C000173500 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[46]
C000173500 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[46]
C000173500 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[46]
C000173500 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[46]
C000173500 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[46]
C000173501 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[47]
C000173501 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[47]
C000173501 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[47]
C000173501 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[47]
C000173501 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[47]
C000173501 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[47]
C000173501 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[47]
C000173502 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[48]
C000173502 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[48]
C000173502 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[48]
C000173502 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[48]
C000173502 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[48]
C000173502 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[48]
C000173502 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[48]
C000173503 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[49]
C000173503 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[49]
C000173503 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[49]
C000173503 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[49]
C000173503 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[49]
C000173503 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[49]
C000173503 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[49]
C000173503 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[49]
C000173503 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[49]
C000173503 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[49]
C000173503 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[49]
C000173504 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[50]
C000173504 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[50]
C000173504 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[50]
C000173504 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[50]
C000173504 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[50]
C000173504 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[50]
C000173504 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[50]
C000173504 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[50]
C000173504 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[50]
C000173504 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[50]
C000173504 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[50]
C000173505 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[51]
C000173505 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[51]
C000173505 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[51]
C000173505 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[51]
C000173505 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[51]
C000173505 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[51]
C000173505 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[51]
C000173505 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[51]
C000173505 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[51]
C000173505 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[51]
C000173505 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[51]
C000210350 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[52]
C000210350 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[52]
C000210350 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[52]
C000210350 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[52]
C000210350 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[52]
C000210350 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[52]
C000210350 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[52]
C000210350 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[52]
C000210350 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[52]
C000210350 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[52]
C000210350 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[52]
C000173507 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[53]
C000173507 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[53]
C000173507 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[53]
C000173508 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[54]
C000173508 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[54]
C000173508 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[54]
C000173506 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[55]
C000173506 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[55]
C000173506 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[55]
C000227967 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[56]
C000227967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[56]
C000227967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[56]
C000227967 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[56]
C000227967 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[56]
C000227967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[56]
C000227967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[56]
C000227967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[56]
C000227964 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[57]
C000227964 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[57]
C000227964 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[57]
C000227964 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[57]
C000227964 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[57]
C000227964 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[57]
C000227964 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[57]
C000227964 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[57]
C000227965 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[58]
C000227965 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[58]
C000227965 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[58]
C000227965 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[58]
C000227965 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[58]
C000227965 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[58]
C000227965 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[58]
C000227965 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[58]
C000227966 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[59]
C000227966 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[59]
C000227966 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[59]
C000227966 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[59]
C000227966 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[59]
C000227966 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[59]
C000227966 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[59]
C000227966 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[59]

[1]	Percentage of total investments as of September 30, 2024.
[2]	Percentage of total investments as of September 30, 2024.
[3]	Percentage of total investments as of September 30, 2024.
[4]	Percentage of total investments as of September 30, 2024.
[5]	Percentage of total investments as of September 30, 2024.
[6]	Percentage of total investments as of September 30, 2024.
[7]	Percentage of total investments as of September 30, 2024.
[8]	Percentage of total investments as of September 30, 2024.
[9]	Percentage of total investments as of September 30, 2024.
[10]	Percentage of total investments as of September 30, 2024.
[11]	Percentage of total investments as of September 30, 2024.
[12]	Percentage of total investments as of September 30, 2024.
[13]	Percentage of total investments as of September 30, 2024.
[14]	Percentage of total investments as of September 30, 2024.
[15]	Percentage of total investments as of September 30, 2024.
[16]	Percentage of total investments as of September 30, 2024.
[17]	Percentage of total investments as of September 30, 2024.
[18]	Percentage of total investments as of September 30, 2024.
[19]	Percentage of total investments as of September 30, 2024.
[20]	Percentage of total investments as of September 30, 2024.
[21]	Percentage of total investments as of September 30, 2024.
[22]	Percentage of total investments as of September 30, 2024.
[23]	Percentage of total investments as of September 30, 2024.
[24]	Percentage of total investments as of September 30, 2024.
[25]	Percentage of total investments as of September 30, 2024.
[26]	Percentage of total investments as of September 30, 2024.
[27]	Percentage of total investments as of September 30, 2024.
[28]	Percentage of total investments as of September 30, 2024.
[29]	Percentage of total investments as of September 30, 2024.
[30]	Percentage of total investments as of September 30, 2024.
[31]	Percentage of total investments as of September 30, 2024.
[32]	Percentage of total investments as of September 30, 2024.
[33]	Percentage of total investments as of September 30, 2024.
[34]	Percentage of total investments as of September 30, 2024.
[35]	Percentage of total investments as of September 30, 2024.
[36]	Percentage of total investments as of September 30, 2024.
[37]	Percentage of total investments as of September 30, 2024.
[38]	Percentage of total investments as of September 30, 2024.
[39]	Percentage of total investments as of September 30, 2024.
[40]	Percentage of total investments as of September 30, 2024.
[41]	Percentage of total investments as of September 30, 2024.
[42]	Percentage of total investments as of September 30, 2024.
[43]	Percentage of total investments as of September 30, 2024.
[44]	Percentage of total investments as of September 30, 2024.
[45]	Percentage of total investments as of September 30, 2024.
[46]	Percentage of total investments as of September 30, 2024.
[47]	Percentage of total investments as of September 30, 2024.
[48]	Percentage of total investments as of September 30, 2024.
[49]	Percentage of total investments as of September 30, 2024.
[50]	Percentage of total investments as of September 30, 2024.
[51]	Percentage of total investments as of September 30, 2024.
[52]	Percentage of total investments as of September 30, 2024.
[53]	Percentage of total investments as of September 30, 2024.
[54]	Percentage of total investments as of September 30, 2024.
[55]	Percentage of total investments as of September 30, 2024.
[56]	Percentage of total investments as of September 30, 2024.
[57]	Percentage of total investments as of September 30, 2024.
[58]	Percentage of total investments as of September 30, 2024.
[59]	Percentage of total investments as of September 30, 2024.